Offerings	Nov. 13, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock not subject to outstanding awards
Amount Registered | shares	1,361,086
Proposed Maximum Offering Price per Unit | $ / shares	14.94
Maximum Aggregate Offering Price	$ 20,334,624.84
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,808.21
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of common stock (the “Shares”) of U.S. Gold Corp. that may be offered and issued to prevent dilution resulting from share dividends, share splits, reverse share splits, combinations of shares, spin-offs, recapitalizations, mergers or similar capital adjustments as provided in the 2020 Stock Incentive Plan (the “2020 Plan”), the First Amendment to the 2020 Plan (the “First Amendment”), and the Amended and Restated 2020 Stock Incentive Plan (the “Amended and Restated 2020 Plan,” and collectively with the 2020 Plan and the First Amendment, the “Plan”).Represents Shares to be issued pursuant to future awards under the Plan.Calculated in accordance with Rule 457(c) and (h) under the Securities Act based on the average of the high and low prices for the Shares reported on the Nasdaq Capital Market LLC on November 7, 2025, which was $14.94 per share.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock subject to outstanding options
Amount Registered | shares	449,265
Proposed Maximum Offering Price per Unit | $ / shares	6.84
Maximum Aggregate Offering Price	$ 3,072,972.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 424.38
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of common stock (the “Shares”) of U.S. Gold Corp. that may be offered and issued to prevent dilution resulting from share dividends, share splits, reverse share splits, combinations of shares, spin-offs, recapitalizations, mergers or similar capital adjustments as provided in the 2020 Stock Incentive Plan (the “2020 Plan”), the First Amendment to the 2020 Plan (the “First Amendment”), and the Amended and Restated 2020 Stock Incentive Plan (the “Amended and Restated 2020 Plan,” and collectively with the 2020 Plan and the First Amendment, the “Plan”).Represents Shares that may be issued upon the exercise of outstanding options granted under the Plan.Based on weighted average exercise price of $6.84 of options granted under the Plan outstanding as of November 7, 2025.